Lease - Summary of Maturity Analysis of Annual Undiscounted Cash Flows (Detail) $ in Thousands	May 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
May 31, 2024	$ 181,970
May 31, 2025	123,599
May 31, 2026	83,218
May 31, 2027	44,463
May 31, 2028	26,182
Therafter	21,409
Total future lease payments	480,841
Less:Imputed interest	(36,899)
Present value of operating lease liabilities	$ 443,942